Shareholder Report, Holdings (Details)	Sep. 30, 2024
Banking Fund | Investor Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Banking Fund | Investor Class | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Investor Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Investor Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Banking Fund | Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Investor Class | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Investor Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Investor Class | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Investor Class | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Banking Fund | Investor Class | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Investor Class | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Investor Class | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Investor Class | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Investor Class | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Banking Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Banking Fund | Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Banking Fund | Class A | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class A | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Banking Fund | Class A | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class A | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class A | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class A | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Banking Fund | Class A | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class A | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class A | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class A | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class A | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Banking Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Banking Fund | Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Banking Fund | Class C | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class C | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Banking Fund | Class C | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class C | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class C | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class C | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Banking Fund | Class C | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class C | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class C | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class C | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class C | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Banking Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Banking Fund | Class H | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Banking Fund | Class H | Savingsamp Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class H | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Banking Fund | Class H | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking Fund | Class H | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Class H | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class H | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | Class H | P N C Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Banking Fund | Class H | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Class H | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class H | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Class H | Bankof New York Mellon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Banking Fund | Class H | N U Holdings Limited Cayman Islands 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Banking Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Basic Materials Fund | Investor Class | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Basic Materials Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Basic Materials Fund | Investor Class | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Basic Materials Fund | Investor Class | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Basic Materials Fund | Investor Class | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Basic Materials Fund | Investor Class | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Basic Materials Fund | Investor Class | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Investor Class | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials Fund | Investor Class | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Investor Class | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Investor Class | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Investor Class | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Investor Class | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Investor Class | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Investor Class | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Investor Class | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials Fund | Class A | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Basic Materials Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Basic Materials Fund | Class A | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Basic Materials Fund | Class A | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Basic Materials Fund | Class A | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Basic Materials Fund | Class A | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Basic Materials Fund | Class A | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class A | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials Fund | Class A | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class A | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class A | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class A | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class A | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class A | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class A | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials Fund | Class C | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Basic Materials Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Basic Materials Fund | Class C | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Basic Materials Fund | Class C | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Basic Materials Fund | Class C | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Basic Materials Fund | Class C | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Basic Materials Fund | Class C | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class C | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials Fund | Class C | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class C | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class C | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class C | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class C | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class C | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class C | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class C | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Basic Materials Fund | Class H | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Basic Materials Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Basic Materials Fund | Class H | Packagingamp Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Basic Materials Fund | Class H | Ironamp Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Basic Materials Fund | Class H | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Basic Materials Fund | Class H | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Basic Materials Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Basic Materials Fund | Class H | Lindeplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Basic Materials Fund | Class H | Sherwin Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Basic Materials Fund | Class H | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Class H | Air Productsand Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Basic Materials Fund | Class H | C R Hplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class H | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Class H | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Class H | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class H | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Class H | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Biotechnology Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Biotechnology Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Biotechnology Fund | Investor Class | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Biotechnology Fund | Investor Class | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Biotechnology Fund | Investor Class | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Biotechnology Fund | Investor Class | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Biotechnology Fund | Investor Class | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Biotechnology Fund | Investor Class | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Biotechnology Fund | Investor Class | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Investor Class | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Investor Class | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Investor Class | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Biotechnology Fund | Investor Class | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Investor Class | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Biotechnology Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Biotechnology Fund | Class A | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Biotechnology Fund | Class A | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Biotechnology Fund | Class A | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Biotechnology Fund | Class A | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Biotechnology Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Biotechnology Fund | Class A | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Biotechnology Fund | Class A | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class A | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class A | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class A | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Biotechnology Fund | Class A | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class A | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Biotechnology Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Biotechnology Fund | Class C | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Biotechnology Fund | Class C | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Biotechnology Fund | Class C | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Biotechnology Fund | Class C | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Biotechnology Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Biotechnology Fund | Class C | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Biotechnology Fund | Class C | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class C | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class C | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class C | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Biotechnology Fund | Class C | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class C | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Biotechnology Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Biotechnology Fund | Class H | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Biotechnology Fund | Class H | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Biotechnology Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Biotechnology Fund | Class H | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Biotechnology Fund | Class H | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Biotechnology Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Biotechnology Fund | Class H | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Biotechnology Fund | Class H | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Biotechnology Fund | Class H | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Biotechnology Fund | Class H | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Biotechnology Fund | Class H | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Biotechnology Fund | Class H | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Biotechnology Fund | Class H | Moderna Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Investor Class | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Consumer Products Fund | Investor Class | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Consumer Products Fund | Investor Class | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Investor Class | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Products Fund | Investor Class | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Products Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Consumer Products Fund | Investor Class | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Investor Class | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Products Fund | Investor Class | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Products Fund | Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Products Fund | Investor Class | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Investor Class | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Investor Class | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Investor Class | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Investor Class | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Investor Class | Constellation Brands Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Class A | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Consumer Products Fund | Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Consumer Products Fund | Class A | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class A | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Products Fund | Class A | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Products Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Consumer Products Fund | Class A | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Class A | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Products Fund | Class A | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Products Fund | Class A | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Products Fund | Class A | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class A | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class A | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class A | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Class A | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class A | Constellation Brands Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Class C | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Consumer Products Fund | Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Consumer Products Fund | Class C | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class C | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Products Fund | Class C | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Products Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Consumer Products Fund | Class C | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Class C | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Products Fund | Class C | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Products Fund | Class C | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Products Fund | Class C | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class C | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class C | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class C | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Class C | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class C | Constellation Brands Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Class H | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Consumer Products Fund | Class H | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Consumer Products Fund | Class H | Cosmeticsamp Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Class H | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Products Fund | Class H | Household Productsamp Housewares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Products Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Products Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Consumer Products Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Consumer Products Fund | Class H | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Class H | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Products Fund | Class H | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Products Fund | Class H | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Products Fund | Class H | Mondelez International Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Products Fund | Class H | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class H | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Class H | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Class H | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Class H | Constellation Brands Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Electronics Fund | Investor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Electronics Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Electronics Fund | Investor Class | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Electronics Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Electronics Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Electronics Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Electronics Fund | Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Electronics Fund | Investor Class | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Investor Class | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Investor Class | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Electronics Fund | Investor Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Investor Class | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Investor Class | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Investor Class | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Electronics Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Electronics Fund | Class A | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Electronics Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Electronics Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Electronics Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Electronics Fund | Class A | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Electronics Fund | Class A | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class A | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class A | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Electronics Fund | Class A | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class A | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class A | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class A | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Electronics Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Electronics Fund | Class C | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Electronics Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Electronics Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Electronics Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Electronics Fund | Class C | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Electronics Fund | Class C | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class C | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class C | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Electronics Fund | Class C | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class C | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class C | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class C | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Electronics Fund | Class H | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Electronics Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Electronics Fund | Class H | Electrical Componentsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Electronics Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Electronics Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Electronics Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Electronics Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Electronics Fund | Class H | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Electronics Fund | Class H | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class H | Q U A L C O M M Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Class H | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Electronics Fund | Class H | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Class H | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class H | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Electronics Fund | Class H | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Energy Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Fund | Investor Class | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy Fund | Investor Class | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Energy Fund | Investor Class | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Energy Fund | Investor Class | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Energy Fund | Investor Class | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Energy Fund | Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Fund | Investor Class | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Investor Class | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Investor Class | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Investor Class | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Investor Class | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Investor Class | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Investor Class | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Investor Class | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Investor Class | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Fund | Class A | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy Fund | Class A | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Energy Fund | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Energy Fund | Class A | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Energy Fund | Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Energy Fund | Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Fund | Class A | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class A | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class A | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class A | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Class A | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class A | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class A | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class A | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class A | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Fund | Class C | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy Fund | Class C | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Energy Fund | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Energy Fund | Class C | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Energy Fund | Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Energy Fund | Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Fund | Class C | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class C | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class C | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class C | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Class C | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class C | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class C | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class C | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class C | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Fund | Class H | Coal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy Fund | Class H | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
Energy Fund | Class H | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Energy Fund | Class H | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Energy Fund | Class H | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Energy Fund | Class H | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Fund | Class H | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | Class H | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Fund | Class H | E O G Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Class H | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Class H | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class H | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Class H | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class H | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Class H | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Services Fund | Investor Class | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Energy Services Fund | Investor Class | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Energy Services Fund | Investor Class | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Investor Class | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Energy Services Fund | Investor Class | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Energy Services Fund | Investor Class | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Services Fund | Investor Class | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Services Fund | Investor Class | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Services Fund | Investor Class | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Investor Class | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Investor Class | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Investor Class | Noble Corporationplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Investor Class | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Investor Class | Tenaris S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class A | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Energy Services Fund | Class A | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Energy Services Fund | Class A | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class A | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Energy Services Fund | Class A | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Energy Services Fund | Class A | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Services Fund | Class A | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Services Fund | Class A | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Services Fund | Class A | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class A | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class A | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class A | Noble Corporationplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class A | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class A | Tenaris S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class C | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Energy Services Fund | Class C | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Energy Services Fund | Class C | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class C | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Energy Services Fund | Class C | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Energy Services Fund | Class C | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Services Fund | Class C | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Services Fund | Class C | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Services Fund | Class C | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class C | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class C | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class C | Noble Corporationplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class C | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class C | Tenaris S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class H | Oilamp Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Energy Services Fund | Class H | Oilamp Gas Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
Energy Services Fund | Class H | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class H | Metal Fabricateamp Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Energy Services Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Energy Services Fund | Class H | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Energy Services Fund | Class H | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Energy Services Fund | Class H | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Services Fund | Class H | Technip F M Cplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Services Fund | Class H | N O V Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class H | Champion X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Class H | Weatherford Internationalplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class H | Noble Corporationplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy Services Fund | Class H | Cactus Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy Services Fund | Class H | Tenaris S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Financial Services Fund | Investor Class | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Financial Services Fund | Investor Class | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Financial Services Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Investor Class | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Services Fund | Investor Class | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Financial Services Fund | Investor Class | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Investor Class | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Fund | Investor Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Investor Class | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Services Fund | Investor Class | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Investor Class | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial Services Fund | Investor Class | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Investor Class | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Investor Class | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Investor Class | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Investor Class | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Financial Services Fund | Class A | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Financial Services Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class A | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Services Fund | Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Financial Services Fund | Class A | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class A | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Class A | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Services Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial Services Fund | Class A | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class A | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class A | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Financial Services Fund | Class C | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Financial Services Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class C | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Services Fund | Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Financial Services Fund | Class C | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class C | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Class C | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Services Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial Services Fund | Class C | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class C | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class C | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Financial Services Fund | Class H | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Financial Services Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class H | R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Services Fund | Class H | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Financial Services Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Financial Services Fund | Class H | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Services Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Class H | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Financial Services Fund | Class H | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | Class H | Bankof America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Financial Services Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Services Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Class H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financial Services Fund | Class H | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Class H | Blackstone Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Class H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Samp P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | Class H | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Investor Class | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Health Care Fund | Investor Class | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Health Care Fund | Investor Class | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Health Care Fund | Investor Class | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Health Care Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Health Care Fund | Investor Class | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Investor Class | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Investor Class | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care Fund | Investor Class | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Investor Class | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care Fund | Investor Class | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care Fund | Investor Class | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Investor Class | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Investor Class | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Investor Class | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Health Care Fund | Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Health Care Fund | Class A | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Health Care Fund | Class A | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Health Care Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Health Care Fund | Class A | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class A | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care Fund | Class A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class A | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care Fund | Class A | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care Fund | Class A | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Class A | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class A | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class A | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Health Care Fund | Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Health Care Fund | Class C | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Health Care Fund | Class C | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Health Care Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Health Care Fund | Class C | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class C | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care Fund | Class C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class C | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care Fund | Class C | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care Fund | Class C | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Class C | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class C | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class C | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class H | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Health Care Fund | Class H | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Health Care Fund | Class H | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Health Care Fund | Class H | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Health Care Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Health Care Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Health Care Fund | Class H | Abb Vie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Class H | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Health Care Fund | Class H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Health Care Fund | Class H | Johnsonamp Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Health Care Fund | Class H | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Health Care Fund | Class H | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care Fund | Class H | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class H | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Class H | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Internet Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Internet Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Internet Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Internet Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Internet Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Internet Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Internet Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Internet Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Internet Fund | Investor Class | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Fund | Investor Class | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Internet Fund | Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Investor Class | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Internet Fund | Investor Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Investor Class | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Internet Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Internet Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Internet Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Internet Fund | Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Internet Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Internet Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Internet Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Internet Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Internet Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Fund | Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Internet Fund | Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class A | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Internet Fund | Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class A | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Internet Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Internet Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Internet Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Internet Fund | Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Internet Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Internet Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Internet Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Internet Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Internet Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Fund | Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Internet Fund | Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class C | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Internet Fund | Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class C | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Internet Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Internet Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Internet Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Internet Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Internet Fund | Class H | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Class H | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Internet Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Internet Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Internet Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Internet Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Internet Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Fund | Class H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Internet Fund | Class H | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class H | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Class H | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Internet Fund | Class H | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Class H | Pay Pal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Leisure Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Leisure Fund | Investor Class | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Leisure Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Leisure Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Leisure Fund | Investor Class | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Leisure Fund | Investor Class | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Leisure Fund | Investor Class | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Leisure Fund | Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Investor Class | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Investor Class | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Leisure Fund | Investor Class | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Investor Class | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Investor Class | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Investor Class | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Investor Class | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Investor Class | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Investor Class | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Leisure Fund | Class A | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Leisure Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Leisure Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Leisure Fund | Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Leisure Fund | Class A | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Leisure Fund | Class A | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Leisure Fund | Class A | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class A | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Class A | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Leisure Fund | Class A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class A | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class A | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Class A | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class A | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Class A | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class A | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Leisure Fund | Class C | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Leisure Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Leisure Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Leisure Fund | Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Leisure Fund | Class C | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Leisure Fund | Class C | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Leisure Fund | Class C | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class C | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Class C | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Leisure Fund | Class C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class C | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class C | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Class C | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class C | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Class C | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class C | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Leisure Fund | Class H | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Leisure Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Leisure Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Leisure Fund | Class H | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Leisure Fund | Class H | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Leisure Fund | Class H | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Leisure Fund | Class H | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Leisure Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Leisure Fund | Class H | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class H | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Class H | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Leisure Fund | Class H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Leisure Fund | Class H | Walt Disney Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Class H | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Class H | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Class H | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Class H | Chipotle Mexican Grill Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Class H | Airbnb Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Precious Metals Fund | Investor Class | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Precious Metals Fund | Investor Class | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Precious Metals Fund | Investor Class | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Precious Metals Fund | Investor Class | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Investor Class | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Investor Class | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Precious Metals Fund | Investor Class | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Investor Class | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Investor Class | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Precious Metals Fund | Investor Class | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Precious Metals Fund | Investor Class | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Precious Metals Fund | Class A | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Precious Metals Fund | Class A | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Precious Metals Fund | Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Precious Metals Fund | Class A | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Class A | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class A | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Precious Metals Fund | Class A | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class A | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Class A | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Precious Metals Fund | Class A | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Precious Metals Fund | Class A | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Precious Metals Fund | Class C | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Precious Metals Fund | Class C | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Precious Metals Fund | Class C | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Precious Metals Fund | Class C | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Class C | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class C | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Precious Metals Fund | Class C | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class C | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Class C | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Precious Metals Fund | Class C | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Precious Metals Fund | Class C | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Precious Metals Fund | Class H | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Precious Metals Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Precious Metals Fund | Class H | Freeport Mc Mo Ran Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Precious Metals Fund | Class H | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Precious Metals Fund | Class H | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Class H | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Precious Metals Fund | Class H | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Precious Metals Fund | Class H | Gold Fields Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Precious Metals Fund | Class H | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Class H | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Precious Metals Fund | Class H | Anglogold Ashantiplc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Precious Metals Fund | Class H | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class A | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Real Estate Fund | Class A | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class A | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Real Estate Fund | Class A | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class A | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate Fund | Class A | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate Fund | Class A | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Real Estate Fund | Class A | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Class A | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Fund | Class A | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Fund | Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class A | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Fund | Class A | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class A | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class A | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class A | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class A | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class C | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Real Estate Fund | Class C | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class C | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Real Estate Fund | Class C | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class C | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate Fund | Class C | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate Fund | Class C | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Real Estate Fund | Class C | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Class C | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Fund | Class C | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Fund | Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class C | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Fund | Class C | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class C | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class C | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class C | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class C | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Real Estate Fund | Class H | R E I Ts Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Real Estate Fund | Class H | R E I Ts Apartments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate Fund | Class H | R E I Ts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Real Estate Fund | Class H | R E I Ts Warehouse Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Real Estate Fund | Class H | R E I Ts Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Real Estate Fund | Class H | R E I Ts Office Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Real Estate Fund | Class H | R E I Ts Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Real Estate Fund | Class H | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Real Estate Fund | Class H | American Tower Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Real Estate Fund | Class H | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Fund | Class H | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Class H | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Fund | Class H | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class H | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class H | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Class H | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate Fund | Class H | C B R E Group Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retailing Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Retailing Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Retailing Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Investor Class | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Retailing Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Retailing Fund | Investor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Investor Class | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Investor Class | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Investor Class | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Investor Class | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Investor Class | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Retailing Fund | Investor Class | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Investor Class | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retailing Fund | Investor Class | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Retailing Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Retailing Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Class A | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Retailing Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Retailing Fund | Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class A | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class A | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Class A | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Retailing Fund | Class A | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Class A | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retailing Fund | Class A | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Retailing Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Retailing Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Class C | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Retailing Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Retailing Fund | Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class C | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class C | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Class C | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Retailing Fund | Class C | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Class C | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retailing Fund | Class C | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class H | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
Retailing Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Retailing Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Retailing Fund | Class H | Distributionamp Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retailing Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Retailing Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Retailing Fund | Class H | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retailing Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Retailing Fund | Class H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class H | Lowes Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | Class H | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Class H | P D D Holdings Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Retailing Fund | Class H | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Class H | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Retailing Fund | Class H | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Technology Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Investor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Technology Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Technology Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Technology Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Fund | Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Technology Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Investor Class | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Technology Fund | Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Investor Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Technology Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Technology Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Technology Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Technology Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Fund | Class A | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Technology Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Technology Fund | Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class A | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Technology Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Technology Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Technology Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Technology Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Fund | Class C | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Technology Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Technology Fund | Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class C | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Technology Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Technology Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Technology Fund | Class H | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Technology Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Technology Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Technology Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Technology Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Technology Fund | Class H | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Technology Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Technology Fund | Class H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Technology Fund | Class H | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Class H | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Telecommunications Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Telecommunications Fund | Investor Class | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%
Telecommunications Fund | Investor Class | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Telecommunications Fund | Investor Class | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Telecommunications Fund | Investor Class | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Investor Class | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Telecommunications Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Telecommunications Fund | Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Telecommunications Fund | Investor Class | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Investor Class | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Telecommunications Fund | Investor Class | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Telecommunications Fund | Investor Class | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Telecommunications Fund | Investor Class | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Telecommunications Fund | Investor Class | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Telecommunications Fund | Investor Class | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Telecommunications Fund | Investor Class | F 5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Telecommunications Fund | Investor Class | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Telecommunications Fund | Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%
Telecommunications Fund | Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Telecommunications Fund | Class A | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Telecommunications Fund | Class A | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Telecommunications Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Telecommunications Fund | Class A | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Telecommunications Fund | Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class A | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Telecommunications Fund | Class A | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Telecommunications Fund | Class A | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Telecommunications Fund | Class A | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Telecommunications Fund | Class A | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Telecommunications Fund | Class A | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Telecommunications Fund | Class A | F 5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Telecommunications Fund | Class A | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Telecommunications Fund | Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%
Telecommunications Fund | Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Telecommunications Fund | Class C | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Telecommunications Fund | Class C | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Telecommunications Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Telecommunications Fund | Class C | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Telecommunications Fund | Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class C | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Telecommunications Fund | Class C | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Telecommunications Fund | Class C | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Telecommunications Fund | Class C | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Telecommunications Fund | Class C | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Telecommunications Fund | Class C | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Telecommunications Fund | Class C | F 5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Telecommunications Fund | Class C | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Telecommunications Fund | Class H | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%
Telecommunications Fund | Class H | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Telecommunications Fund | Class H | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Telecommunications Fund | Class H | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Telecommunications Fund | Class H | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Telecommunications Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Telecommunications Fund | Class H | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Telecommunications Fund | Class H | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Telecommunications Fund | Class H | Comcast Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Telecommunications Fund | Class H | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Telecommunications Fund | Class H | A Tamp T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Telecommunications Fund | Class H | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Telecommunications Fund | Class H | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Telecommunications Fund | Class H | Charter Communications Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Telecommunications Fund | Class H | F 5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Telecommunications Fund | Class H | Liberty Broadband Corp 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Transportation Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Investor Class | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Investor Class | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Transportation Fund | Investor Class | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Transportation Fund | Investor Class | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Transportation Fund | Investor Class | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Transportation Fund | Investor Class | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Transportation Fund | Investor Class | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Transportation Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Transportation Fund | Investor Class | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Transportation Fund | Investor Class | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Transportation Fund | Investor Class | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Transportation Fund | Investor Class | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Transportation Fund | Investor Class | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Investor Class | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Investor Class | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Investor Class | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Investor Class | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class A | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Transportation Fund | Class A | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Transportation Fund | Class A | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Transportation Fund | Class A | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Transportation Fund | Class A | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Transportation Fund | Class A | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Transportation Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Transportation Fund | Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Transportation Fund | Class A | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Transportation Fund | Class A | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Transportation Fund | Class A | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Transportation Fund | Class A | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class A | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class A | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class A | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class A | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class C | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Transportation Fund | Class C | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Transportation Fund | Class C | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Transportation Fund | Class C | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Transportation Fund | Class C | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Transportation Fund | Class C | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Transportation Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Transportation Fund | Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Transportation Fund | Class C | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Transportation Fund | Class C | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Transportation Fund | Class C | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Transportation Fund | Class C | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class C | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class C | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class C | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class C | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class H | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Transportation Fund | Class H | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Transportation Fund | Class H | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Transportation Fund | Class H | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Transportation Fund | Class H | Auto Partsamp Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Transportation Fund | Class H | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Transportation Fund | Class H | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Transportation Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Transportation Fund | Class H | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Transportation Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Transportation Fund | Class H | Union Pacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Transportation Fund | Class H | United Parcel Service Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Transportation Fund | Class H | C S X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Transportation Fund | Class H | Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Transportation Fund | Class H | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Class H | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Class H | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Transportation Fund | Class H | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Utilities Fund | Investor Class | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Fund | Investor Class | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Utilities Fund | Investor Class | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Utilities Fund | Investor Class | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Utilities Fund | Investor Class | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities Fund | Investor Class | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Fund | Investor Class | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Investor Class | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Investor Class | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Investor Class | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Investor Class | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Investor Class | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Investor Class | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Investor Class | P Gamp E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Fund | Class A | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Fund | Class A | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Utilities Fund | Class A | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Utilities Fund | Class A | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Utilities Fund | Class A | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities Fund | Class A | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Fund | Class A | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class A | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Class A | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class A | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class A | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class A | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class A | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class A | P Gamp E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Fund | Class C | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Fund | Class C | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Utilities Fund | Class C | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Utilities Fund | Class C | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Utilities Fund | Class C | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities Fund | Class C | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Fund | Class C | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class C | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Class C | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class C | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class C | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class C | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class C | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class C | P Gamp E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities Fund | Class H | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Fund | Class H | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
Utilities Fund | Class H | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Utilities Fund | Class H | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Utilities Fund | Class H | Next Era Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities Fund | Class H | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Fund | Class H | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Class H | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities Fund | Class H | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Class H | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class H | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Fund | Class H | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class H | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Class H | P Gamp E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Dow Jones Industrial Average® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Dow Jones Industrial Average® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dow Jones Industrial Average® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Dow Jones Industrial Average® Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dow Jones Industrial Average® Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Dow Jones Industrial Average® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dow Jones Industrial Average® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow Jones Industrial Average® Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow Jones Industrial Average® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dow Jones Industrial Average® Fund | Class H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dow Jones Industrial Average® Fund | Class H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dow Jones Industrial Average® Fund | Class H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dow Jones Industrial Average® Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dow Jones Industrial Average® Fund | Class H | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow Jones Industrial Average® Fund | Class H | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow Jones Industrial Average® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Dow Jones Industrial Average® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dow Jones Industrial Average® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Dow Jones Industrial Average® Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dow Jones Industrial Average® Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Dow Jones Industrial Average® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dow Jones Industrial Average® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow Jones Industrial Average® Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow Jones Industrial Average® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dow Jones Industrial Average® Fund | Class A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dow Jones Industrial Average® Fund | Class A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dow Jones Industrial Average® Fund | Class A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dow Jones Industrial Average® Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dow Jones Industrial Average® Fund | Class A | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow Jones Industrial Average® Fund | Class A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow Jones Industrial Average® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Dow Jones Industrial Average® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dow Jones Industrial Average® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Dow Jones Industrial Average® Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dow Jones Industrial Average® Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Dow Jones Industrial Average® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dow Jones Industrial Average® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow Jones Industrial Average® Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow Jones Industrial Average® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Dow Jones Industrial Average® Fund | Class C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Dow Jones Industrial Average® Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dow Jones Industrial Average® Fund | Class C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Dow Jones Industrial Average® Fund | Class C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow Jones Industrial Average® Fund | Class C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dow Jones Industrial Average® Fund | Class C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dow Jones Industrial Average® Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Dow Jones Industrial Average® Fund | Class C | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow Jones Industrial Average® Fund | Class C | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nova Fund | Investor Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Nova Fund | Investor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Nova Fund | Investor Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Nova Fund | Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Nova Fund | Investor Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Nova Fund | Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Nova Fund | Investor Class | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Nova Fund | Investor Class | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Nova Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Nova Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Investor Class | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Nova Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Nova Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nova Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nova Fund | Investor Class | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nova Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Nova Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Nova Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Nova Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Nova Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Nova Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Nova Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Nova Fund | Class A | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Nova Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Nova Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Nova Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Nova Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nova Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nova Fund | Class A | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nova Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Nova Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Nova Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Nova Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Nova Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Nova Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Nova Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Nova Fund | Class C | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Nova Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Nova Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Nova Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Nova Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nova Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nova Fund | Class C | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nova Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Nova Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Nova Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Nova Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Nova Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Nova Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Nova Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Nova Fund | Class H | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Nova Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Nova Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Nova Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Nova Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Nova Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nova Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Nova Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Nova Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nova Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nova Fund | Class H | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S&P 500® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
S&P 500® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
S&P 500® Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
S&P 500® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
S&P 500® Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
S&P 500® Fund | Class A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
S&P 500® Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500® Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500® Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
S&P 500® Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P 500® Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S&P 500® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
S&P 500® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
S&P 500® Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
S&P 500® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
S&P 500® Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
S&P 500® Fund | Class C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
S&P 500® Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500® Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500® Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
S&P 500® Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P 500® Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S&P 500® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
S&P 500® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
S&P 500® Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
S&P 500® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
S&P 500® Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
S&P 500® Fund | Class H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S&P 500® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
S&P 500® Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P 500® Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500® Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S&P 500® Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
S&P 500® Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P 500® Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® Fund | Class H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Inverse S&P 500® Strategy Fund | Investor Class | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
Inverse S&P 500® Strategy Fund | Investor Class | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.90%)
Inverse S&P 500® Strategy Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Inverse S&P 500® Strategy Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Inverse S&P 500® Strategy Fund | Investor Class | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Inverse S&P 500® Strategy Fund | Class A | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
Inverse S&P 500® Strategy Fund | Class A | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.90%)
Inverse S&P 500® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Inverse S&P 500® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Inverse S&P 500® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Inverse S&P 500® Strategy Fund | Class C | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
Inverse S&P 500® Strategy Fund | Class C | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.90%)
Inverse S&P 500® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Inverse S&P 500® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Inverse S&P 500® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Inverse S&P 500® Strategy Fund | Class H | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.10%)
Inverse S&P 500® Strategy Fund | Class H | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.90%)
Inverse S&P 500® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Inverse S&P 500® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Inverse S&P 500® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100 Fund | Investor Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NASDAQ-100 Fund | Investor Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
NASDAQ-100 Fund | Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
NASDAQ-100 Fund | Investor Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NASDAQ-100 Fund | Investor Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
NASDAQ-100 Fund | Investor Class | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100 Fund | Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 Fund | Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
NASDAQ-100 Fund | Investor Class | N A S D A Q 100 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NASDAQ-100 Fund | Investor Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
NASDAQ-100 Fund | Investor Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 Fund | Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NASDAQ-100 Fund | Investor Class | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Investor Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NASDAQ-100 Fund | Investor Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 Fund | Investor Class | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NASDAQ-100 Fund | Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 Fund | Investor Class | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ-100 Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NASDAQ-100 Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
NASDAQ-100 Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
NASDAQ-100 Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NASDAQ-100 Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
NASDAQ-100 Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100 Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
NASDAQ-100 Fund | Class A | N A S D A Q 100 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NASDAQ-100 Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
NASDAQ-100 Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NASDAQ-100 Fund | Class A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NASDAQ-100 Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 Fund | Class A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NASDAQ-100 Fund | Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ-100 Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NASDAQ-100 Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
NASDAQ-100 Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
NASDAQ-100 Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NASDAQ-100 Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
NASDAQ-100 Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100 Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
NASDAQ-100 Fund | Class C | N A S D A Q 100 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NASDAQ-100 Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
NASDAQ-100 Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NASDAQ-100 Fund | Class C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NASDAQ-100 Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 Fund | Class C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NASDAQ-100 Fund | Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ-100 Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
NASDAQ-100 Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
NASDAQ-100 Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
NASDAQ-100 Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NASDAQ-100 Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
NASDAQ-100 Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100 Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
NASDAQ-100 Fund | Class H | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
NASDAQ-100 Fund | Class H | N A S D A Q 100 Index Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NASDAQ-100 Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
NASDAQ-100 Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 Fund | Class H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NASDAQ-100 Fund | Class H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 Fund | Class H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NASDAQ-100 Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 Fund | Class H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 Fund | Class H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NASDAQ-100 Fund | Class H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NASDAQ-100 Fund | Class H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 Fund | Class H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Inverse NASDAQ-100® Strategy Fund | Investor Class | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
Inverse NASDAQ-100® Strategy Fund | Investor Class | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.90%)
Inverse NASDAQ-100® Strategy Fund | Investor Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Inverse NASDAQ-100® Strategy Fund | Investor Class | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Inverse NASDAQ-100® Strategy Fund | Investor Class | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Inverse NASDAQ-100® Strategy Fund | Class A | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
Inverse NASDAQ-100® Strategy Fund | Class A | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.90%)
Inverse NASDAQ-100® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Inverse NASDAQ-100® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Inverse NASDAQ-100® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Inverse NASDAQ-100® Strategy Fund | Class C | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
Inverse NASDAQ-100® Strategy Fund | Class C | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.90%)
Inverse NASDAQ-100® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Inverse NASDAQ-100® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Inverse NASDAQ-100® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Inverse NASDAQ-100® Strategy Fund | Class H | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
Inverse NASDAQ-100® Strategy Fund | Class H | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(83.90%)
Inverse NASDAQ-100® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Inverse NASDAQ-100® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Inverse NASDAQ-100® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Russell 2000® 1.5x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Russell 2000® 1.5x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Russell 2000® 1.5x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Russell 2000® 1.5x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Russell 2000® 1.5x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000® 1.5x Strategy Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000® 1.5x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
Russell 2000® 1.5x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Russell 2000® 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Russell 2000® 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Russell 2000® 1.5x Strategy Fund | Class H | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class H | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class H | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class H | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class H | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class H | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Russell 2000® 1.5x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Russell 2000® 1.5x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Russell 2000® 1.5x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Russell 2000® 1.5x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000® 1.5x Strategy Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000® 1.5x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
Russell 2000® 1.5x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Russell 2000® 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Russell 2000® 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Russell 2000® 1.5x Strategy Fund | Class A | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class A | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class A | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class A | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class A | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Russell 2000® 1.5x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Russell 2000® 1.5x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Russell 2000® 1.5x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Russell 2000® 1.5x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Russell 2000® 1.5x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000® 1.5x Strategy Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000® 1.5x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
Russell 2000® 1.5x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Russell 2000® 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Russell 2000® 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Russell 2000® 1.5x Strategy Fund | Class C | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class C | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class C | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class C | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® 1.5x Strategy Fund | Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® 1.5x Strategy Fund | Class C | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Russell 2000® Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000® Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Russell 2000® Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Russell 2000® Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Russell 2000® Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Russell 2000® Fund | Class A | Russell 2000 Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Russell 2000® Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Russell 2000® Fund | Class A | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class A | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class A | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class A | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® Fund | Class A | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Russell 2000® Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000® Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Russell 2000® Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Russell 2000® Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Russell 2000® Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Russell 2000® Fund | Class C | Russell 2000 Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Russell 2000® Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Russell 2000® Fund | Class C | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class C | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class C | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class C | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® Fund | Class C | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Russell 2000® Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000® Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Russell 2000® Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Russell 2000® Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Russell 2000® Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Russell 2000® Fund | Class H | Russell 2000 Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Russell 2000® Fund | Class H | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Russell 2000® Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Russell 2000® Fund | Class H | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class H | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Russell 2000® Fund | Class H | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000® Fund | Class H | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® Fund | Class H | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Inverse Russell 2000® Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Inverse Russell 2000® Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(88.90%)
Inverse Russell 2000® Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Inverse Russell 2000® Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Inverse Russell 2000® Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Inverse Russell 2000® Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Inverse Russell 2000® Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(88.90%)
Inverse Russell 2000® Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Inverse Russell 2000® Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Inverse Russell 2000® Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Inverse Russell 2000® Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Inverse Russell 2000® Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(88.90%)
Inverse Russell 2000® Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Inverse Russell 2000® Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Inverse Russell 2000® Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
S&P 500® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
S&P 500® Pure Growth Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P 500® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P 500® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
S&P 500® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P 500® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
S&P 500® Pure Growth Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S&P 500® Pure Growth Fund | Class H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P 500® Pure Growth Fund | Class H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class H | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class H | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500® Pure Growth Fund | Class H | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class H | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Growth Fund | Class H | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500® Pure Growth Fund | Class H | K K Ramp Company Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Growth Fund | Class H | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class H | Pulte Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
S&P 500® Pure Growth Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P 500® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P 500® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
S&P 500® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P 500® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
S&P 500® Pure Growth Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S&P 500® Pure Growth Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P 500® Pure Growth Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class A | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class A | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500® Pure Growth Fund | Class A | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class A | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Growth Fund | Class A | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500® Pure Growth Fund | Class A | K K Ramp Company Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Growth Fund | Class A | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class A | Pulte Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
S&P 500® Pure Growth Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P 500® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
S&P 500® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
S&P 500® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P 500® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
S&P 500® Pure Growth Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
S&P 500® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S&P 500® Pure Growth Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P 500® Pure Growth Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class C | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Growth Fund | Class C | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500® Pure Growth Fund | Class C | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class C | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Growth Fund | Class C | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500® Pure Growth Fund | Class C | K K Ramp Company Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P 500® Pure Growth Fund | Class C | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Class C | Pulte Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
S&P 500® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
S&P 500® Pure Value Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
S&P 500® Pure Value Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S&P 500® Pure Value Fund | Class H | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P 500® Pure Value Fund | Class H | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
S&P 500® Pure Value Fund | Class H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S&P 500® Pure Value Fund | Class H | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S&P 500® Pure Value Fund | Class H | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Value Fund | Class H | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Value Fund | Class H | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class H | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class H | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class H | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class H | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
S&P 500® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
S&P 500® Pure Value Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
S&P 500® Pure Value Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S&P 500® Pure Value Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P 500® Pure Value Fund | Class A | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
S&P 500® Pure Value Fund | Class A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S&P 500® Pure Value Fund | Class A | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S&P 500® Pure Value Fund | Class A | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Value Fund | Class A | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Value Fund | Class A | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class A | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class A | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class A | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class A | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P 500® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
S&P 500® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
S&P 500® Pure Value Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
S&P 500® Pure Value Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S&P 500® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S&P 500® Pure Value Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
S&P 500® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P 500® Pure Value Fund | Class C | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
S&P 500® Pure Value Fund | Class C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S&P 500® Pure Value Fund | Class C | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S&P 500® Pure Value Fund | Class C | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Value Fund | Class C | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Value Fund | Class C | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Value Fund | Class C | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class C | Tyson Foods Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Class C | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500® Pure Value Fund | Class C | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
S&P MidCap 400® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P MidCap 400® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P MidCap 400® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
S&P MidCap 400® Pure Growth Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
S&P MidCap 400® Pure Growth Fund | Class H | C N X Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class H | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class H | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Growth Fund | Class H | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class H | Ryan Specialty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class H | A A O N Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Class H | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class H | Top Build Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class H | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class H | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
S&P MidCap 400® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P MidCap 400® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P MidCap 400® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
S&P MidCap 400® Pure Growth Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
S&P MidCap 400® Pure Growth Fund | Class A | C N X Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class A | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class A | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Growth Fund | Class A | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class A | Ryan Specialty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class A | A A O N Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Class A | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class A | Top Build Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class A | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
S&P MidCap 400® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
S&P MidCap 400® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S&P MidCap 400® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
S&P MidCap 400® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
S&P MidCap 400® Pure Growth Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P MidCap 400® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
S&P MidCap 400® Pure Growth Fund | Class C | C N X Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Class C | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P MidCap 400® Pure Growth Fund | Class C | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Growth Fund | Class C | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class C | Ryan Specialty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Class C | A A O N Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Class C | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Class C | Top Build Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class C | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P MidCap 400® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P MidCap 400® Pure Value Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
S&P MidCap 400® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P MidCap 400® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
S&P MidCap 400® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P MidCap 400® Pure Value Fund | Class H | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P MidCap 400® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
S&P MidCap 400® Pure Value Fund | Class H | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class H | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P MidCap 400® Pure Value Fund | Class H | Jones Lang La Salle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class H | Mas Tec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class H | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class H | Lithia Motors Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class H | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class H | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Class H | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Class H | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P MidCap 400® Pure Value Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
S&P MidCap 400® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P MidCap 400® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
S&P MidCap 400® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P MidCap 400® Pure Value Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P MidCap 400® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
S&P MidCap 400® Pure Value Fund | Class A | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class A | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P MidCap 400® Pure Value Fund | Class A | Jones Lang La Salle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class A | Mas Tec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class A | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class A | Lithia Motors Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class A | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class A | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Class A | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Class A | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
S&P MidCap 400® Pure Value Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
S&P MidCap 400® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
S&P MidCap 400® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
S&P MidCap 400® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
S&P MidCap 400® Pure Value Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P MidCap 400® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
S&P MidCap 400® Pure Value Fund | Class C | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Class C | T D S Y N N E X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P MidCap 400® Pure Value Fund | Class C | Jones Lang La Salle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class C | Mas Tec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class C | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class C | Lithia Motors Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Class C | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | Class C | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Class C | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Class C | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Value Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
S&P SmallCap 600® Pure Value Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
S&P SmallCap 600® Pure Value Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Value Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
S&P SmallCap 600® Pure Value Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P SmallCap 600® Pure Value Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P SmallCap 600® Pure Value Fund | Class H | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P SmallCap 600® Pure Value Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S&P SmallCap 600® Pure Value Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Value Fund | Class H | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Value Fund | Class H | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P SmallCap 600® Pure Value Fund | Class H | Phinia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Value Fund | Class H | Jet Blue Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Value Fund | Class H | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class H | Green Dot Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class H | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class H | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class H | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class H | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
S&P SmallCap 600® Pure Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
S&P SmallCap 600® Pure Value Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
S&P SmallCap 600® Pure Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P SmallCap 600® Pure Value Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P SmallCap 600® Pure Value Fund | Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P SmallCap 600® Pure Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S&P SmallCap 600® Pure Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Value Fund | Class A | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Value Fund | Class A | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P SmallCap 600® Pure Value Fund | Class A | Phinia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Value Fund | Class A | Jet Blue Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Value Fund | Class A | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class A | Green Dot Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class A | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class A | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class A | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class A | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
S&P SmallCap 600® Pure Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
S&P SmallCap 600® Pure Value Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
S&P SmallCap 600® Pure Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P SmallCap 600® Pure Value Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
S&P SmallCap 600® Pure Value Fund | Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P SmallCap 600® Pure Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
S&P SmallCap 600® Pure Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Value Fund | Class C | Echo Star Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P SmallCap 600® Pure Value Fund | Class C | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P SmallCap 600® Pure Value Fund | Class C | Phinia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Value Fund | Class C | Jet Blue Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Value Fund | Class C | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class C | Green Dot Corp 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class C | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | Class C | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class C | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Class C | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Growth Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
S&P SmallCap 600® Pure Growth Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
S&P SmallCap 600® Pure Growth Fund | Class H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P SmallCap 600® Pure Growth Fund | Class H | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
S&P SmallCap 600® Pure Growth Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
S&P SmallCap 600® Pure Growth Fund | Class H | P R O G Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Growth Fund | Class H | U F P Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class H | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class H | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class H | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class H | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class H | Sirius Point Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class H | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class H | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Growth Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Growth Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Growth Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
S&P SmallCap 600® Pure Growth Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
S&P SmallCap 600® Pure Growth Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P SmallCap 600® Pure Growth Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
S&P SmallCap 600® Pure Growth Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
S&P SmallCap 600® Pure Growth Fund | Class A | P R O G Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Growth Fund | Class A | U F P Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class A | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class A | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class A | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class A | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class A | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class A | Sirius Point Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class A | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class A | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S&P SmallCap 600® Pure Growth Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P SmallCap 600® Pure Growth Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
S&P SmallCap 600® Pure Growth Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Growth Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
S&P SmallCap 600® Pure Growth Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
S&P SmallCap 600® Pure Growth Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P SmallCap 600® Pure Growth Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
S&P SmallCap 600® Pure Growth Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
S&P SmallCap 600® Pure Growth Fund | Class C | P R O G Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Growth Fund | Class C | U F P Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class C | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class C | Green Brick Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Class C | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class C | Hawkins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Class C | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Class C | Sirius Point Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class C | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Class C | T G Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Mid-Cap 1.5x Strategy Fund | Class H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Mid-Cap 1.5x Strategy Fund | Class H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Mid-Cap 1.5x Strategy Fund | Class H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid-Cap 1.5x Strategy Fund | Class H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid-Cap 1.5x Strategy Fund | Class H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Mid-Cap 1.5x Strategy Fund | Class H | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mid-Cap 1.5x Strategy Fund | Class H | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Mid-Cap 1.5x Strategy Fund | Class H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mid-Cap 1.5x Strategy Fund | Class H | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class H | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class H | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Avantor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class H | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Mid-Cap 1.5x Strategy Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Mid-Cap 1.5x Strategy Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid-Cap 1.5x Strategy Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid-Cap 1.5x Strategy Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Mid-Cap 1.5x Strategy Fund | Class A | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mid-Cap 1.5x Strategy Fund | Class A | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Mid-Cap 1.5x Strategy Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mid-Cap 1.5x Strategy Fund | Class A | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class A | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class A | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Avantor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class A | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Mid-Cap 1.5x Strategy Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Mid-Cap 1.5x Strategy Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Mid-Cap 1.5x Strategy Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid-Cap 1.5x Strategy Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Mid-Cap 1.5x Strategy Fund | Class C | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mid-Cap 1.5x Strategy Fund | Class C | Samp P Mid Cap 400 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Mid-Cap 1.5x Strategy Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mid-Cap 1.5x Strategy Fund | Class C | E M C O R Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class C | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Class C | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Avantor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Class C | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Samp P Mid Cap 400 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Inverse Mid-Cap 1.5x Strategy Fund | Class H | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Samp P Mid Cap 400 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Inverse Mid-Cap 1.5x Strategy Fund | Class A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Samp P Mid Cap 400 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Inverse Mid-Cap 1.5x Strategy Fund | Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C 000129378 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C 000129378 [Member] | C D X E M 42 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C 000129378 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C 000129379 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C 000129379 [Member] | C D X E M 42 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C 000129379 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C 000129380 [Member] | Invesco Emerging Markets Sovereign Debt E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C 000129380 [Member] | C D X E M 42 Index V 1 Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C 000129380 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C 000010307 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010307 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C 000010307 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000010307 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010307 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C 000010307 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010309 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010309 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C 000010309 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000010309 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010309 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C 000010309 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010310 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010310 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C 000010310 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000010310 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010310 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C 000010310 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000149021 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000149021 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C 000149021 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000149021 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000149021 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C 000149021 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C 000010326 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C 000010326 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.70%)
C 000010326 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000010326 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C 000010326 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C 000010328 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C 000010328 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.70%)
C 000010328 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000010328 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C 000010328 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C 000010329 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C 000010329 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.70%)
C 000010329 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000010329 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C 000010329 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C 000149022 [Member] | U S Treasury Ultra Long Bond Interest Rate Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C 000149022 [Member] | U S Government Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.70%)
C 000149022 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000149022 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C 000149022 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C 000043615 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000043615 [Member] | C D X N A H Y 43 V 1 Index Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C 000043615 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000043615 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000043615 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000043615 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000043615 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000043615 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000043616 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000043616 [Member] | C D X N A H Y 43 V 1 Index Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C 000043616 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000043616 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000043616 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000043616 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000043616 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000043616 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000043617 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000043617 [Member] | C D X N A H Y 43 V 1 Index Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C 000043617 [Member] | I Sharesi Boxx High Yield Corporate Bond E T F Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000043617 [Member] | S P D R Bloomberg High Yield Bond E T F Swap Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000043617 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000043617 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000043617 [Member] | Guggenheim Strategy Fund I I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000043617 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000043618 [Member] | C D X N A H Y 43 V 1 Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.50%)
C 000043618 [Member] | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(103.00%)
C 000043618 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000043618 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000043618 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000043619 [Member] | C D X N A H Y 43 V 1 Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.50%)
C 000043619 [Member] | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(103.00%)
C 000043619 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000043619 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000043619 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000043620 [Member] | C D X N A H Y 43 V 1 Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(94.50%)
C 000043620 [Member] | Interest Rate Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(103.00%)
C 000043620 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000043620 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000043620 [Member] | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000050422 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000050422 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000050422 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000050422 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000050422 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000050422 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050422 [Member] | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	156.20%
C 000050422 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C 000050422 [Member] | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000050422 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000050422 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050422 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000050422 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000050422 [Member] | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000050422 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000050422 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C 000050422 [Member] | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050422 [Member] | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000050422 [Member] | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000050422 [Member] | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000050422 [Member] | P D D Holdings Inc A D R 8211 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000050422 [Member] | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050422 [Member] | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000050422 [Member] | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000050422 [Member] | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050422 [Member] | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050423 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000050423 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000050423 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000050423 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000050423 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000050423 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050423 [Member] | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	156.20%
C 000050423 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C 000050423 [Member] | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000050423 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000050423 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050423 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000050423 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000050423 [Member] | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000050423 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000050423 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C 000050423 [Member] | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050423 [Member] | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000050423 [Member] | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000050423 [Member] | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000050423 [Member] | P D D Holdings Inc A D R 8211 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000050423 [Member] | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050423 [Member] | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000050423 [Member] | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000050423 [Member] | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050423 [Member] | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050424 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050424 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000050424 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000050424 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000050424 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000050424 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000050424 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050424 [Member] | Samp P Emerging 50 A D R Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	156.20%
C 000050424 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C 000050424 [Member] | Taiwan Provinceof China [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000050424 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000050424 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000050424 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000050424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000050424 [Member] | Republicof Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050424 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000050424 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000050424 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C 000050424 [Member] | J Dcom Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000050424 [Member] | Taiwan Semiconductor Manufacturing Company Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000050424 [Member] | Alibaba Group Holding Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000050424 [Member] | H D F C Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000050424 [Member] | P D D Holdings Inc A D R 8211 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000050424 [Member] | Infosys Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000050424 [Member] | I C I C I Bank Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000050424 [Member] | Vale S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000050424 [Member] | Tripcom Group Ltd A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050424 [Member] | Net Ease Inc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000050425 [Member] | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(199.30%)
C 000050426 [Member] | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(199.30%)
C 000050427 [Member] | Samp P Emerging 50 A D R Index Swap Agreements Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(199.30%)
C 000010346 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000010346 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C 000010346 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000010346 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000010346 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000010346 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000010346 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C 000010346 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000010346 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010346 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000010346 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C 000010346 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C 000010346 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000010346 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000010346 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000010346 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000010346 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000010346 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000010346 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000010346 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000010346 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C 000010346 [Member] | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010346 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000010346 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000010346 [Member] | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010346 [Member] | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000010346 [Member] | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000010346 [Member] | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010346 [Member] | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010346 [Member] | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010346 [Member] | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000010347 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000010347 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C 000010347 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000010347 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000010347 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000010347 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000010347 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C 000010347 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000010347 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010347 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000010347 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C 000010347 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C 000010347 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000010347 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000010347 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000010347 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000010347 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000010347 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000010347 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000010347 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000010347 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C 000010347 [Member] | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010347 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000010347 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000010347 [Member] | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010347 [Member] | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000010347 [Member] | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000010347 [Member] | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010347 [Member] | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010347 [Member] | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010347 [Member] | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000010348 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000010348 [Member] | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C 000010348 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000010348 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000010348 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000010348 [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000010348 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C 000010348 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000010348 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010348 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000010348 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C 000010348 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C 000010348 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000010348 [Member] | Strong Total Investmentsstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000010348 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000010348 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000010348 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000010348 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000010348 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000010348 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000010348 [Member] | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C 000010348 [Member] | Astra Zenecaplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010348 [Member] | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000010348 [Member] | Guggenheim Strategy Fund I I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000010348 [Member] | Novo Nordisk A S A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000010348 [Member] | A S M L Holding N V 8212 Class G [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000010348 [Member] | Nestle S A A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000010348 [Member] | S A P S E A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000010348 [Member] | Novartis A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010348 [Member] | Roche Holding A G A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000010348 [Member] | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000050428 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.10%
C 000050428 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.10%
C 000050429 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.10%
C 000050429 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.10%
C 000050430 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.10%
C 000050430 [Member] | Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.10%
C 000010466 [Member] | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	170.00%
C 000010466 [Member] | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C 000010467 [Member] | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	170.00%
C 000010467 [Member] | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C 000010468 [Member] | U S Dollar Index Currency Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	170.00%
C 000010468 [Member] | U S Dollar Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C 000010432 [Member] | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(80.70%)
C 000010432 [Member] | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(117.40%)
C 000010433 [Member] | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(80.70%)
C 000010433 [Member] | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(117.40%)
C 000010434 [Member] | U S Dollar Index Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(80.70%)
C 000010434 [Member] | U S Dollar Index Currency Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(117.40%)
C 000113321 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000113321 [Member] | Federal Home Loan Bank F A D N [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000113321 [Member] | Federal Home Loan Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C 000113321 [Member] | Federal Farm Credit Bank F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000113321 [Member] | Freddie Mac F A N [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000113321 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000113321 [Member] | U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%